January 31, 2012

VIA EDGAR

Securities and Exchange Commission
Investment Company Division
100 F. Street, N.E.
Washington, DC 20549

Attention: Office of Filings, Information & Consumer Services

Re: Fifth Third Funds (the “Trust”)
(File Nos. 33-24848 and 811-05699)

To the Commission:

The Supplement is being filed to submit exhibits containing interactive data format management summary information that mirrors the management summary information in the Supplement dated January 17, 2012 to the Prospectus dated November 23, 2011 for the Fifth Third All Cap Value Fund, as filed electronically via EDGAR with the Securities and Exchange Commission on January 17, 2012 (Accession # 0001209286-12-000040) and the management summary information in the Supplement dated January 17, 2012 to the Prospectus dated November 23, 2011 for the Fifth Third Disciplined Large Cap Value Fund, as filed electronically via EDGAR with the Securities and Exchange Commission on January 17, 2012 (Accession # 0001209286-12-000041).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes
Vice President and Managing Counsel

cc: Shannon King